Average Annual Total Returns - A C I Shares - JPMorgan Emerging Markets Debt Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	J.P. MORGAN EMERGING MARKETS BOND INDEX GLOBAL DIVERSIFIED(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	5.38%	6.25%	5.25%	3.66%	4.27%	3.23%	3.09%	3.91%	3.15%	1.15%	5.19%	4.60%	3.61%	5.45%	4.57%	5.26%	7.08%	6.22%